Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	Dec. 31, 2017 USD ($) year shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.61
Number of units outstanding | shares	1,450,077	1,511,485	1,259,208
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.11	$ 42.68	$ 44.48
Number of units exercisable | shares	955,316
Weighted average exercise price of units exercisable (in usd per unit)	$ 45.93
SARs | $25.97 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.36
Number of units outstanding | shares	585,317
Weighted average exercise price of units outstanding (in usd per unit)	$ 32.94
Number of units exercisable | shares	345,629
Weighted average exercise price of units exercisable (in usd per unit)	$ 31.79
SARs | $25.97 to $35.51 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	25.97
SARs | $25.97 to $35.51 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
SARs | $38.24 to $73.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.77
Number of units outstanding | shares	864,760
Weighted average exercise price of units outstanding (in usd per unit)	$ 53.35
Number of units exercisable | shares	609,687
Weighted average exercise price of units exercisable (in usd per unit)	$ 53.94
SARs | $38.24 to $73.13 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
SARs | $38.24 to $73.13 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 73.13
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	4.03
Number of units outstanding | shares	2,043,495	2,416,111	2,108,965
Weighted average exercise price of units outstanding (in usd per unit)	$ 46.62	$ 42.10	$ 42.73
Number of units exercisable | shares	1,195,707
Weighted average exercise price of units exercisable (in usd per unit)	$ 48.44
TSARs | $25.97 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.94
Number of units outstanding | shares	779,194
Weighted average exercise price of units outstanding (in usd per unit)	$ 33.67
Number of units exercisable | shares	401,049
Weighted average exercise price of units exercisable (in usd per unit)	$ 32.80
TSARs | $25.97 to $35.51 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	25.97
TSARs | $25.97 to $35.51 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
TSARs | $38.24 to $73.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	4.09
Number of units outstanding | shares	1,264,301
Weighted average exercise price of units outstanding (in usd per unit)	$ 54.60
Number of units exercisable | shares	794,658
Weighted average exercise price of units exercisable (in usd per unit)	$ 56.33
TSARs | $38.24 to $73.13 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
TSARs | $38.24 to $73.13 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 73.13